Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 10 - Intangible Assets, Net

	December 31,
	2022	2023
	U.S. Dollars (in thousands)
Cost:
Patent registration costs	2,308	2,135
Acquired technology	12,200	-
Acquired trade names	2,700	-
Acquired customer relationship	2,000	-
	19,208	2,135

Less accumulated amortization	2,271	1,538

Total intangible assets, net	16,937	597

Amortization expense for the years ended December 31, 2023, 2022 and 2021 amounted to $733, $110 and $110, respectively.

As of December 31, 2023, the estimated amortization expenses of intangible assets for the years 2024 to 2028 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2024	3,827
2025	3,652
2026	2,805
2027	2,795
2028	2,378